Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 8	$ 13
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	0	7
Impairment of investments	4	18
Impairment of other receivables	1	1
Royalties Received	(18)	(71)
Loss(profit) on disposal of land, equipment and assets, mineral rights and exploration properties	13	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(32)
Tax Expense (Benefit) On Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	1	13
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(2)
AGA - Polymetal Strategic Alliance [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (20)	$ 0